Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Document Type		dei_DocumentType	Other
Period End Date		dei_DocumentPeriodEndDate	Jun. 30, 2014
Registrant Name		dei_EntityRegistrantName	Investment Managers Series Trust
CIK		dei_EntityCentralIndexKey	0001318342
Amendment		dei_AmendmentFlag	false
Creation Date		dei_DocumentCreationDate	Aug. 05, 2015
Effective Date		dei_DocumentEffectiveDate	Aug. 05, 2015
Prospectus Date		rr_ProspectusDate	Nov. 01, 2014
AAM/Bahl & Gaynor Income Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	SUMMARY SECTION AAM/Bahl & Gaynor Income Growth Fund
Investment objective:		rr_ObjectiveHeading	Investment Objective
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objectives of the AAM/Bahl & Gaynor Income Growth Fund (the “Fund”) are to seek primarily current and growing income
Secondary objectives		rr_ObjectiveSecondaryTextBlock	and secondarily long-term capital appreciation.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Purchase of Shares – AAM/Bahl & Gaynor Income Growth Fund - Class A Shares” on page 31 of this Prospectus.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 01, 2015
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	33.00%
Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current		rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current management fees and shareholder service fees, both effective March 31, 2014.
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative		rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its assets plus borrowings for investment purposes in equity securities that have historically paid dividends. Although the Fund may invest in any size companies, it primarily invests in the common stocks of large capitalization companies. The Fund’s sub-advisor considers large capitalization companies to be those with market capitalization of $10 billion or higher at the time of purchase. Under normal market conditions, the Fund typically invests in a diversified portfolio of 35 to 50 securities spread across a variety of economic sectors. However, from time to time, the Fund may invest a larger percentage of its net assets in one or more sectors. Investments in and weightings of individual sectors vary based on the sub-advisor’s assessment of company fundamentals, valuations and overall economic conditions. The Fund’s sub-advisor focuses on high-quality companies that typically produce steady earnings and dividend growth. The Fund may also invest in real estate investment trusts (“REITs”), which are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests.

The Fund may invest in foreign securities. The Fund’s investments in foreign securities are primarily in American Depositary Receipts (“ADRs”) and similar receipts. ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks.

Risk, Heading		rr_RiskHeading	Principal Risks of Investing
Risk, Narrative		rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Large-Cap Company Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from changes in share prices and payment of dividends.

Small-Cap and Mid-Cap Company Risk. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Sector Concentration Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. For example, as of June 30, 2014, 17% of the Fund’s assets were invested in the Technology sector. The value of stocks of technology companies is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally.

Focused Risk. Although the Fund is diversified, the Fund’s sub-advisor intends to focus its investments in the securities of a comparatively small number of issuers. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Real Estate Investment Trust (REIT) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Management Risk. The skill of the Fund’s sub-advisor plays a significant role in the Fund’s ability to achieve its investment objective. The value of your investment depends on the judgment of the Fund’s sub-advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s sub-advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

May Lose Money		rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, www.aammutualfunds.com, or by calling the Fund at 1-888-966-9661. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance, Information Illustrates Variability of Returns		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance, Availability by Phone		rr_PerformanceAvailabilityPhone	1-888-966-9661
Performance, Availability at Web Site Address		rr_PerformanceAvailabilityWebSiteAddress	www.aammutualfunds.com
Performance, Past Does Not Indicate Future		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading		rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV
Bar Chart, Does Not Reflect Sales Loads		rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart, Closing		rr_BarChartClosingTextBlock

The year-to-date return as of September 30, 2014 was 8.60%

Highest Calendar Quarter Return at NAV 7.64% -- Quarter Ended 12/31/2013

Lowest Calendar Quarter Return at NAV 1.51% -- Quarter Ended 9/30/2013

Year to Date Return, Label		rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Year to Date Return		rr_BarChartYearToDateReturn	8.60%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return
Highest Quarterly Return Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	7.64%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return
Lowest Quarterly Return Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	1.51%
Performance Table:		rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
One Class of After-Tax Shown		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown.
AAM/Bahl & Gaynor Income Growth Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	AFNAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee		imstaam_WireFee	$ 20.00
Overnight check delivery fee		imstaam_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees	[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and service (Rule 12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fees	[2]	rr_Component1OtherExpensesOverAssets	0.15%
All other expenses	[2]	rr_Component2OtherExpensesOverAssets	1.93%
Other expenses	[2]	rr_OtherExpensesOverAssets	2.08%
Acquired fund fees and expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	2.99%
Fees waived and/or expenses reimbursed	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.58%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[2]	rr_NetExpensesOverAssets	1.41%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 784
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	1,283
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,904
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	3,571
Expense Example, No Redemption, 1 YEAR		rr_ExpenseExampleNoRedemptionYear01	686
Expense Example, No Redemption, 3 YEARS		rr_ExpenseExampleNoRedemptionYear03	1,283
Expense Example, No Redemption, 5 YEARS		rr_ExpenseExampleNoRedemptionYear05	1,904
Expense Example, No Redemption, 10 YEARS		rr_ExpenseExampleNoRedemptionYear10	$ 3,571
1 Year		rr_AverageAnnualReturnYear01	22.68%
Since Inception		rr_AverageAnnualReturnSinceInception	16.56%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 05, 2012
AAM/Bahl & Gaynor Income Growth Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	AFYCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee		imstaam_WireFee	$ 20.00
Overnight check delivery fee		imstaam_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees	[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and service (Rule 12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder service fees	[2]	rr_Component1OtherExpensesOverAssets	0.15%
All other expenses	[2]	rr_Component2OtherExpensesOverAssets	1.93%
Other expenses	[2]	rr_OtherExpensesOverAssets	2.08%
Acquired fund fees and expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	3.74%
Fees waived and/or expenses reimbursed	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.58%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[2]	rr_NetExpensesOverAssets	2.16%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 322
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	998
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,797
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	3,883
Expense Example, No Redemption, 1 YEAR		rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 YEARS		rr_ExpenseExampleNoRedemptionYear03	998
Expense Example, No Redemption, 5 YEARS		rr_ExpenseExampleNoRedemptionYear05	1,797
Expense Example, No Redemption, 10 YEARS		rr_ExpenseExampleNoRedemptionYear10	$ 3,883
AAM/Bahl & Gaynor Income Growth Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	AFNIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee		imstaam_WireFee	$ 20.00
Overnight check delivery fee		imstaam_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees	[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and service (Rule 12b-1) fees	[2]	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fees	[2]	rr_Component1OtherExpensesOverAssets	0.15%
All other expenses	[2]	rr_Component2OtherExpensesOverAssets	1.93%
Other expenses	[2]	rr_OtherExpensesOverAssets	2.08%
Acquired fund fees and expenses	[2]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	2.74%
Fees waived and/or expenses reimbursed	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	(1.58%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	[2]	rr_NetExpensesOverAssets	1.16%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 118
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	700
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,309
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	2,955
Expense Example, No Redemption, 1 YEAR		rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 YEARS		rr_ExpenseExampleNoRedemptionYear03	700
Expense Example, No Redemption, 5 YEARS		rr_ExpenseExampleNoRedemptionYear05	1,309
Expense Example, No Redemption, 10 YEARS		rr_ExpenseExampleNoRedemptionYear10	$ 2,955
2013		rr_AnnualReturn2013	22.83%
1 Year		rr_AverageAnnualReturnYear01	22.83%
Since Inception		rr_AverageAnnualReturnSinceInception	16.66%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 05, 2012
AAM/Bahl & Gaynor Income Growth Fund | - Return After Taxes on Distributions | Class I
Risk/Return:		rr_RiskReturnAbstract
1 Year	[4]	rr_AverageAnnualReturnYear01	22.14%
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	26.14%
Inception Date	[4]	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2012
AAM/Bahl & Gaynor Income Growth Fund | - Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:		rr_RiskReturnAbstract
1 Year	[4]	rr_AverageAnnualReturnYear01	13.43%
Since Inception	[4]	rr_AverageAnnualReturnSinceInception	12.80%
Inception Date	[4]	rr_AverageAnnualReturnInceptionDate	Jul. 05, 2012
AAM/Bahl & Gaynor Income Growth Fund | S&P 500 (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	32.39%
Since Inception		rr_AverageAnnualReturnSinceInception	25.13%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 05, 2012
AAM Select Income Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return		rr_RiskReturnHeading	SUMMARY SECTION AAM Select Income Fund
Investment objective:		rr_ObjectiveHeading	Investment Objective
Investment objective		rr_ObjectivePrimaryTextBlock	The investment objective of the AAM Select Income Fund (the “Fund”) is to seek current income.
Fees and expenses of the fund:		rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Purchase of Shares – AAM/Select Income Fund - Class A Shares” on page 32 of this Prospectus.

Shareholder fees, caption		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 01, 2015
Portfolio turnover, heading		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover Rate		rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current		rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current management fees and shareholder service fees, both effective March 31, 2014.
Example, heading		rr_ExpenseExampleHeading	Example
Expense Example, Narrative		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative		rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading		rr_StrategyHeading	Principal Investment Strategies
Strategy, Narrative		rr_StrategyNarrativeTextBlock

The Fund invests in a diversified basket of debt securities designed to generate a high rate of current income. The Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in bonds such as:

• U.S. corporate debt obligations,

• Non-U.S. corporate and sovereign debt obligations (including emerging markets),

• Residential and commercial mortgage-backed securities,

• Asset-backed securities,

• U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), and

• Convertible bonds.

The Fund primarily invests in bonds rated investment grade (that is, securities rated in the “Baa”/”BBB” categories or above by a nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined to be of comparable credit quality by the Fund’s advisor or sub-adviser) at the time of purchase. However, the Fund may invest up to 25% of its total assets in fixed-income securities (also called “high yield bonds” or “junk bonds”) or, if unrated, determined to be of comparable credit quality by the Fund’s advisor or sub-advisor.

The Fund may invest in domestic master limited partnership (“MLPs”) and real estate investment trusts (“REITs”). MLPs are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for federal income tax purposes. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. The Fund may also invest in derivative instruments, including but not limited to currency futures and interest rate futures.

The Fund may invest in preferred stocks which may be convertible into or may be accompanied by warrants or other equity securities. Any such securities may be of lower quality and may not be rated by any NRSRO. All warrants remaining after sale of the securities to which they were attached and common stocks acquired on conversion or exercise of warrants are considered to comprise this part of the Fund’s portfolio. Any such warrants or common stocks may be held until a long-term holding period has been established for tax purposes, after which they ordinarily will be sold.

The Fund may lend portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, that are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities.

The Fund’s sub-advisor focuses on a relative value strategy. The sub-advisor seeks to identify opportunities to purchase securities with high risk-adjusted yields across various fixed income sectors in order to maintain and increase income, and therefore the Fund’s dividend payment to its investors.

The sub-advisor expects that the Fund’s duration will remain between four and eight years; however, the Fund’s duration may be lengthened or shortened depending on market conditions. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates. For example, the price of a fixed income fund with duration of eight years would be expected to fall approximately 8% if interest rates rise 1%.

Risk, Heading		rr_RiskHeading	Principal Risks of Investing
Risk, Narrative		rr_RiskNarrativeTextBlock

Risk is inherent in all investing. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

Fixed Income Securities Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than higher rated securities. The Fund’s debt security investments may underperform particular sectors of the debt market or the debt market as a whole.

Credit Risk. An issuer of a debt security or counterparty could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation.

Liquidity Risk. Due to a lack of demand in the marketplace or other factors such as market turmoil, the Fund may not be able to sell some or all of the investments that it holds or if the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, may only be able to sell those investments at a loss. Illiquid assets may also be difficult to value. This risk may be more pronounced for the Fund’s investments in developing countries.

High Yield (“Junk”) Bond Risk. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds securities are less financially strong, are more likely to encounter financial difficulties and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Warrants Risk. Warrants may lack a liquid secondary market for resale. The prices of warrants may fluctuate as a result of speculation or other factors. If the price of the underlying stock does not rise above the exercise price before a warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of their underlying securities and therefore are highly volatile and speculative investments.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have less government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

Foreign Sovereign Risk. Foreign governments rely on taxes and other revenue sources to pay interest and principal on their debt obligations. The payment of principal and interest on these obligations may be adversely affected by a variety of factors, including economic results within the foreign country, changes in interest and exchange rates, changes in debt ratings, changing political sentiments, legislation, policy changes, a limited tax base or limited revenue sources, natural disasters, or other economic or credit problems.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the assets held by a pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called “subprime” mortgages. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Real Estate Investment Trust (REIT) Risk. The Fund’s investments in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Master Limited Partnership Units Risk. An investment in MLP units involves risks in addition to the risks associated with a similar investment in equity securities, such as common stock, of a corporation. As compared to common shareholders of a corporation, holders of MLP units have more limited control and limited rights to vote on matters affecting the partnership. Additional risks inherent to investments in MLP units include cash flow risk, tax risk, risk associated with a potential conflict of interest between unit holders and the MLP’s general partner, and capital markets risk. Moreover, the value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

MLP Tax Risk. A change in current tax law, or a change in the business of an MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax, excise tax or another form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could reduce the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be taxed as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entity for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value per share of the Fund’s shares.

Derivatives Risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives can have a leveraging effect and increase fund volatility. Derivatives can be highly illiquid and difficult to unwind or value, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, additional risks are associated with derivatives trading that are possibly greater than the risks associated with investing directly in the underlying instruments. These additional risks include illiquidity risk and counterparty credit risk. A small investment in derivatives could have a potentially large impact on the Fund’s performance. Financial reform laws have changed many aspects of financial regulation applicable to derivatives. Once implemented, new regulations, including margin, clearing, and trade execution requirements, may make derivatives more costly, may limit their availability, may present different risks or may otherwise adversely affect the value or performance of these instruments. The extent and impact of these regulations are not yet fully known and may not be known for some time.

Futures Risk. The Fund’s use of futures contracts (and related options) exposes the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. Therefore the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Security Lending Risk. Securities lending involves certain potential risks, primarily counterparty, market, liquidity and reinvestment risks. Counterparty risk is the risk that the borrower defaults and fails to return the borrowed securities. Market risk and liquidity risk is the risk that market movements affect security value following a default thus causing a deficiency following the liquidation of collateral or that the collateral cannot be liquidated at all. Reinvestment risk is the risk that the invested cash collateral incurs losses or underperforms relative to other investment options or relative to rebates paid.

Management Risk. The skill of the Fund’s sub-advisor plays a significant role in the Fund’s ability to achieve its investment objective. The value of your investment depends on the judgment of the Fund’s sub-advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Fund’s sub-advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

May Lose Money		rr_RiskLoseMoney	Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money.
Bar Chart and Performance Table, Heading		rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative		rr_PerformanceNarrativeTextBlock

The Fund does not yet have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Performance, One Year or Less		rr_PerformanceOneYearOrLess	The Fund does not yet have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.
AAM Select Income Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	CPUAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.00%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	[5]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee		imstaam_WireFee	$ 20.00
Overnight check delivery fee		imstaam_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees	[6]	rr_ManagementFeesOverAssets	0.50%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fees		rr_Component1OtherExpensesOverAssets	0.10%
All other expenses		rr_Component2OtherExpensesOverAssets	1.44%
Other expenses		rr_OtherExpensesOverAssets	1.54%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.30%
Fees waived and/or expenses reimbursed	[7]	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.00%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 500
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	876
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,378
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	2,759
Expense Example, No Redemption, 1 YEAR		rr_ExpenseExampleNoRedemptionYear01	399
Expense Example, No Redemption, 3 YEARS		rr_ExpenseExampleNoRedemptionYear03	876
Expense Example, No Redemption, 5 YEARS		rr_ExpenseExampleNoRedemptionYear05	1,378
Expense Example, No Redemption, 10 YEARS		rr_ExpenseExampleNoRedemptionYear10	$ 2,759
AAM Select Income Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	CPUCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	[5]	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee		imstaam_WireFee	$ 20.00
Overnight check delivery fee		imstaam_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees	[6]	rr_ManagementFeesOverAssets	0.50%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder service fees		rr_Component1OtherExpensesOverAssets	0.10%
All other expenses		rr_Component2OtherExpensesOverAssets	1.44%
Other expenses		rr_OtherExpensesOverAssets	1.54%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses		rr_ExpensesOverAssets	3.05%
Fees waived and/or expenses reimbursed	[7]	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.75%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 281
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	820
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	1,487
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	3,273
Expense Example, No Redemption, 1 YEAR		rr_ExpenseExampleNoRedemptionYear01	178
Expense Example, No Redemption, 3 YEARS		rr_ExpenseExampleNoRedemptionYear03	820
Expense Example, No Redemption, 5 YEARS		rr_ExpenseExampleNoRedemptionYear05	1,487
Expense Example, No Redemption, 10 YEARS		rr_ExpenseExampleNoRedemptionYear10	$ 3,273
AAM Select Income Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	CPUIX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee if redeemed within 90 days of purchase (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Wire fee		imstaam_WireFee	$ 20.00
Overnight check delivery fee		imstaam_CheckFee	25.00
Retirement account fees (annual maintenance fee)		rr_ShareholderFeeOther	$ 15.00
Management fees	[6]	rr_ManagementFeesOverAssets	0.50%
Distribution and service (Rule 12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fees		rr_Component1OtherExpensesOverAssets	0.10%
All other expenses		rr_Component2OtherExpensesOverAssets	1.44%
Other expenses		rr_OtherExpensesOverAssets	1.54%
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.05%
Fees waived and/or expenses reimbursed	[7]	rr_FeeWaiverOrReimbursementOverAssets	(1.30%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.75%
Expense Example, 1 YEAR		rr_ExpenseExampleYear01	$ 77
Expense Example, 3 YEARS		rr_ExpenseExampleYear03	517
Expense Example, 5 YEARS		rr_ExpenseExampleYear05	983
Expense Example, 10 YEARS		rr_ExpenseExampleYear10	2,275
Expense Example, No Redemption, 1 YEAR		rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 YEARS		rr_ExpenseExampleNoRedemptionYear03	517
Expense Example, No Redemption, 5 YEARS		rr_ExpenseExampleNoRedemptionYear05	983
Expense Example, No Redemption, 10 YEARS		rr_ExpenseExampleNoRedemptionYear10	$ 2,275

[1]	For Class A Shares, no sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of the date of purchase.
[2]	The expense information in the table has been restated to reflect the current management fees and shareholder service fees, both effective March 31, 2014.
[3]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.40%, 2.15% and 1.15% of the average daily net assets of the Class A, Class C and Class I Shares of the Fund, respectively. This agreement is in effect until November 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown.
[5]	For Class A Shares, no sales charge applies on investments of $1 million or more, but a contingent deferred sales charge ("CDSC") of 1.00% will be imposed on certain redemptions of such shares within 18 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of the date of purchase.
[6]	The expense information in the table has been restated to reflect the current management fees and shareholder service fees, both effective March 31, 2014.
[7]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.99%, 1.74% and 0.74% of the average daily net assets of the Class A, Class C and Class I Shares of the Fund, respectively. This agreement is in effect until November 1, 2015, and it may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period of three years from the date of the waiver or payment.